30 Equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity valuation adjustments, beginning	R$ 785,610	R$ 895,601	R$ 998,466
Adjustments to financial assets available for sale
Financial investments			3
Taxes on adjustments			(1)
Equity interest investments			26,135
Taxes on adjustments			(8,887)
Adjustments related to actuarial liabilities
Post employment benefits	(186,628)	(58,354)	(46,506)
Taxes on adjustments	63,444	19,994	16,827
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(100,342)	(101,645)	(108,561)
Taxes on the adjustments	34,116	34,559	36,911
Gains on Investments in equity investments			(28,650)
Taxes on adjustments			9,741
Equity interest investments		(4,391)
Attributed to non-controlling interest	(4,273)	(154)	123
Equity valuation adjustments, ending	591,927	785,610	895,601
Equity Valuation Adjustments [Member]
Equity valuation adjustments, beginning	790,668	857,754	929,404
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(100,342)	(101,645)	(108,561)
Taxes on the adjustments	34,116	34,559	36,911
Equity valuation adjustments, ending	724,442	790,668	857,754
Accumulated Other Comprehensive Income [Member]
Equity valuation adjustments, beginning	(5,058)	37,847	69,062
Adjustments to financial assets available for sale
Financial investments			3
Taxes on adjustments			(1)
Equity interest investments			26,135
Taxes on adjustments			(8,887)
Adjustments related to actuarial liabilities
Post employment benefits	(186,628)	(58,354)	(46,506)
Taxes on adjustments	63,444	19,994	16,827
Realization of equity evaluation adjustment
Gains on Investments in equity investments			(28,650)
Taxes on adjustments			9,741
Equity interest investments		(4,391)
Attributed to non-controlling interest	(4,273)	(154)	123
Equity valuation adjustments, ending	R$ (132,515)	R$ (5,058)	R$ 37,847